
      As filed with the Securities and Exchange Commission on September 17, 2010

                                            1933 Act Registration No. 333-148917

                                             1940 Act Registration No. 811-08559

                                                              CIK No. 0001051629

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 7

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 87

        Lincoln Life & Annuity Flexible Premium Variable Life Account M

                           (Exact Name of Registrant)

                               Lincoln VULone2007

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                           (Exact Name of Depositor)

                         100 Madison Street, Suite 1860

                               Syracuse, NY 13202

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire

                   Lincoln Life & Annuity Company of New York

                         100 Madison Street, Suite 1860

                               Syracuse, NY 13202

                    (Name and Address of Agent for Service)

                                    Copy to:

                                John L. Reizian

                  The Lincoln National Life Insurance Company

                               350 Church Street

                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

                 Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b)

/ / on August 16, 2010 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.

/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be

September 3, 2010.

The Prospectus and Statement of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of Lincoln Life & Annuity Flexible Premium Variable Life Account M, as submitted with Post-Effective Amendment No. 3 to Registration Statement on Form N-6 filed on April 6, 2010 (File No. 333-148917), are incorporated herein by reference.

Supplement Dated September 17, 2010

To the Product Prospectus for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VULONE 2007

This supplement outlines certain changes to your variable universal life insurance product prospectus (in order of how these respective sections appear in your original prospectus).  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference. Unless otherwise indicated, these changes are effective as of the date of this supplement.

Changes to “LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT” section of the prospectus:

Effective as of the close of business on October 1, 2010, the following information amends the “Sub-Accounts and Funds” section related to Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation:

The LVIP Marsico International Growth Fund has changed its name following a change in sub-advisor.  It is now know as:

LVIP MFS International Growth Fund:  Long-term capital appreciation.
(subadvised by Massachusetts Financial Services Company)
(formerly subadvised by Marsico Capital Management, LLC)

Effective as of the close of business on October 8, 2010, the following information amends the “Sub-Accounts and Funds” section related to Delaware VIP Trust, advised by Delaware Management Company:

The Delaware VIP Trend Series fund has changed its name following a merger.  It is now known as:

Delaware VIP Smid Cap Growth Series: Capital appreciation.
(formerly Delaware VIP Trend Series)

Changes to “YOUR INSURANCE POLICY” section of the prospectus:

The following sentence is added to the beginning of the Estate Tax Repeal Rider description located under the “Riders” section:

This rider will no longer be available to policies issued on or after November 15, 2010.


                           PART C - OTHER INFORMATION

Item 27. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of

    New York and related documents authorizing establishment of the Account(2)

(2) N/A

(3) (a) Principal Underwriting Agreement between Lincoln LIfe & Annuity Company of New York and Lincoln Financial Distributors, Inc. (5)

(4) (a) Policy Form LN696 NY (8)

     (b) Change of Insured Rider - Policy Form LR496 NY(6)

     (c) Estate Tax Repeal Rider - Policy Form LR511 NY(9)

     (d) No-Lapse Enhancement Rider - Policy Form LR696-07 NY (8)

     (e) Overloan Protection Rider - Policy Form LR540 (8)

     (f) Premium Reserve Rider - Policy Form LR543 NY (8)

     (g) Waiver of Monthly Deduction Rider - Policy Form LR436 LNY, LR437

    LNY(3)

(5) (a) Application - Policy Form LFF06321-18 (13)

(b) Addendum to Application - Policy Form LFF06322-18 (13)

(6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New

York(1)

     (b) Bylaws of Lincoln Life & Annuity Company of New York(1)

(7) Form of Reinsurance Contracts (8)

(8) Fund Participation Agreements, and amendments thereto, between Lincoln Life

& Annuity Company of New York and:

     (a) AllianceBernstein Variable Products Series Fund, Inc.(10)

     (b) American Funds Insurance Series(10)

     (c) American Century Investments Variable Portfolios, Inc.(10)

     (d) BlackRock Variable Series Funds, Inc. (10)

     (e) Delaware VIP Trust(10)

     (f) DWS Variable Series II (10)

     (g) Fidelity Variable Insurance Products(10)

     (h) Franklin Templeton Variable Insurance Products Trust(10)

     (i) Lincoln Variable Insurance Products Trust(10)

     (j) MFS Variable Insurance Trust(7)

     (k) PIMCO Variable Insurance Trust(10)

(9) (a) Accounting and Financial Administration Services Agreement dated

October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance

Company and Lincoln Life & Annuity Company of New York.(11)

(b) Amended and Restated Service Agreement by and between Lincoln Life &

    Annuity Company of New York and The Lincoln National Life Insurance

    Company, effective January 1, 2004.(4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esquire (Filed herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting

Firm

(15) Not applicable.


(16) Not applicable.

(17) Compliance Procedures(10)

(1) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to

     Registration Statement on Form S-6 (File No. 033-77496) filed on April 2,

2007.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File

    No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Registration Statement on Form S-6 (File No.

333-42507) filed on December 17, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6

(File No. 333-84684) filed on April 7, 2004.

(5) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4

(File No. 333-145531) filed on November 16, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6

(File No. 333-42507) filed on April 20, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-4

(File No. 333-141768) filed on April 2, 2009.

(8) Incorporated by reference to Registration Statement on Form N-6 (File No.

333-148917) filed on January 29, 2008.

(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6

(File No. 333-52194) filed on November 13, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6

(File No. 333-155333) filed on April 1, 2010.

(11) Incorporated by reference to Registration Statement on Form N-4 (File No.

333-147673) on November 28, 2007.

(12) Incorporated by reference to Post-Effective Amendment No. 11 on Form N-4

(File No. 333-145531) filed on August 26, 2010.

(13) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6

(File N. 333-148917) filed on April 2, 2009.

Item 27. Directors and Officers of the Depositor




Name                               Positions and Offices with Depositor

--------------------------------   -----------------------------------------------------------------------


Charles C. Cornelio**              Executive Vice President and Chief Administrative Officer and Director

Frederick J. Crawford**            Executive Vice President, Chief Financial Officer and Director

Robert W. Dineen***                Director

Lawrence A. Samplatsky****         Vice President and Chief Compliance Officer

Dennis R. Glass**                  President, Chief Executive Officer and Director

George W. Henderson, III           Director

Granville Capital

300 North Greene Street

Greensboro, NC 27401

Mark E. Konen*****                 Senior Vice President and Director

M. Leanne Lachman                  Director

870 United Nations Plaza, #19-E

New York, NY 10017

Louis G. Marcoccia                 Director

Senior Vice President

Syracuse University

Crouse-Hinds Hall, Suite 620

900 South Crouse Avenue

Syracuse, NY 13244

Patrick S. Pittard                 Director

20 Cates Ridge

Atlanta, GA 30327

Robert O. Sheppard*                Second Vice President, Secretary and General Counsel



   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY

13202

     ** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

        *** Principal business address is Center Square West Tower, 1500 Market

Street, Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

                                      B-2


***** Principal business address is 100 North Greene Street, Greensboro, NC

27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company

Holding Company System (12)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company

     of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors,

     officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit

     No. 6(b) hereto) for the full text of the indemnification provisions.

     Indemnification is permitted by, and is subject to the requirements of,

     New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities

      Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities

     Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item

     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,

     unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. currently serves as Principal

      Underwriter for; Lincoln Life & Annuity Variable Annuity Account H;

      Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B;

      Lincoln National Variable Annuity Account L; Lincoln Life & Annuity

      Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium

      Variable Life Account M; Lincoln New York Account N for Variable

      Annuities; LLANY Separate Account R for Flexible Premium Variable Life

      Insurance; LLANY Separate Account S for Flexible Premium Variable Life

      Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life

      Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:




Name                       Positions and Offices with Underwriter

------------------------   ------------------------------------------------


Anant Bhalla*              Vice President and Treasurer

Patrick J. Caulfield**     Vice President and Chief Compliance Officer

Joel Schwartz*             Vice President and Director

James Ryan*                Vice President and Director

Keith S. Ryan***           Vice President and Chief Financial Officer

Wilford H. Fuller*         President, Chief Executive Officer and Director

Linda Woodward***          Secretary



      * Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

         ** Principal business address is 350 Church Street, Hartford, CT 06103

  *** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

   **** Principal business address is 100 Madison Street, Suite 1860, Syracuse,

NY 13202

     (c) N/A

                                      B-3


Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity

Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202.

All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton

Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire

03301. The accounting records are maintained by Bank of New York Mellon, N.A.,

One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies,

in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                      B-4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment Number 7 to the Registration Statement (File No.: 333-148917; 811-08559; CIK: 0001051629) on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 17th day of September, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Registrant)

By:	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

By:	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 7 to the Registration Statement on Form N-6 (File No.: 333-148917; 811-08559; CIK: 0001051629) has been signed below on September 17, 2010 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

	Signature	Title

	/s/ Dennis R. Glass *	President
Dennis R. Glass

	/s/ Charles C. Cornelio *	Executive Vice President; Chief Administration Officer and
	Charles C. Cornelio	Director

	/s/ Frederick J. Crawford *	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

	/s/ C. Phillip Elam II *	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

	/s/ Robert W. Dineen *	Director
Robert W. Dineen

	/s/ George W. Henderson, III *	Director
George W. Henderson, III

	/s/ Mark E. Konen *	Director
Mark E. Konen

	/s/ M. Leanne Lachman *	Director
M. Leanne Lachman

	/s/ Louis G. Marcoccia *	Director
Louis G. Marcoccia

	/s/ Patrick S. Pittard *	Director
Patrick S. Pittard

*By:	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power- of-Attorney filed with this Registration Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of Lincoln Life & Annuity Company of New York, hereby constitute and appoint Delson R. Campbell, Kelly D. Clevenger, Christine S. Frederick, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts , hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any amendment to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:

Lincoln Life & Annuity Flexible Premium Variable Life Account M: 333-141788; 333-141779; 333-141767; 333-141771; 333-141775; 333-141782; 333-141785; 333-141789; 333-141790; 333-148917; 333-155333

LLANY Separate Account R for Flexible Premium Variable Life: 333-141768; 333-141772; 333-141776; 333-141780; 333-141784; 333-141786; 333-149053

LLANY Separate Account S for Flexible Premium Variable Life: 333-141777; 333-141773; 333-141769

Lincoln Life & Annuity Flexible Premium Variable Life Account Y: 333-141770; 333-141774; 333-141778; 333-141783; 333-141781; 333-141787; 333-159954

Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B: 33-77496

Variable Annuity Separate Accounts:

Lincoln Life & Annuity Variable Annuity Account H: 333-141756; 333-141758; 333-141761; 333-141754; 333-141763; 333-141766; 333-147675; 333-148207; 333-147710

Lincoln Life & Annuity Variable Annuity Account L: 333-141755

Lincoln New York Account N for Variable Annuities: 333-141752; 333-141757; 333-141759; 333-141760; 333-141765; 333-141762; 333-145531; 333-148208; 333-147673; 333-147711; 333-149449

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

CAUTION TO THE PRINCIPAL:  Your Power of Attorney is an important document.  As the “principal,” you give the person whom you choose (your “agent”) authority to spend your money and sell or dispose of your property during your lifetime without telling you.  You do not lose your authority to act even though you have given your agent similar authority.  When your agent exercises this authority, he or she must act according to any instructions you have provided or, where there are no specific instructions, in your best interest.  “Important Information for the Agent” at the end of this document describes your agent’s responsibilities.  Your agent can act on your behalf only after signing the Power of Attorney before a notary public.  You can request information from your agent at any time.  If you are revoking a prior Power of Attorney by executing this Power of Attorney, you should provide written notice of the revocation to your prior agent(s) and to the financial institutions where your accounts are located.  You can revoke or terminate your Power of Attorney at any time for any reason as long as you are of sound mind.  If you are no longer of sound mind, a court can remove an agent for acting improperly.  Your agent cannot make health care decisions for you.  You may execute a “Health Care Proxy” to do this.

The law governing Powers of Attorney is contained in the New York General Obligations Law, Article 5, Title 15.  This law is available at a law library, or online through the New York Senate or Assembly websites, www.senate.state.ny.us or www.assembly.state.ny.us.  If there is anything about this document that you do not understand, you should ask a lawyer of your own choosing to explain it to you.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature	Title

/s/ Dennis R. Glass *	President
Dennis R. Glass

/s/ Charles C. Cornelio *	Executive Vice President; Chief Administration Officer and
Charles C. Cornelio	Director

/s/ Frederick J. Crawford *	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen *	Director
Robert W. Dineen

/s/ George W. Henderson, III *	Director
George W. Henderson, III

/s/ Mark E. Konen *	Director
Mark E. Konen

/s/ M. Leanne Lachman *	Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *	Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *	Director
Patrick S. Pittard

IMPORTANT INFORMATION FOR THE AGENT:  When you accept the authority granted under this Power of Attorney, a special legal relationship is created between you and the principal.  This relationship imposes on you legal responsibilities that continue until you resign or the Power of Attorney is terminated or revoked.  You must:

(1)                                  act according to any instructions from the principal, or, where there are no instructions, in the principal’s best interest;

(2)           avoid conflicts that would impair your ability to act in the principal’s best interest;

(3)                                  keep the principal’s property separate and distinct from any assets you own or control, unless otherwise permitted by law;

(4)                                  keep a record or all receipts, payments, and transactions conducted for the principal; and

(5)                                  disclose your identity as an agent whenever you act for the principal by writing or printing the principal’s name and signing your own name as “agent” in either of the following manner:  (Principal’s Name) by (Your Signature) as Agent, or (Your Signature) as Agent for (Principal’s Name).

You may not use the principal’s assets to benefit yourself or give major gifts to yourself or anyone else unless the principal has specifically granted you that authority in this Power of Attorney or in a Statutory Major Gifts Rider attached to this Power of Attorney.  If you have that authority, you must act according to any instructions of the principal or, where there are no such instructions, in the principal’s best interest.  You may resign by giving written notice to the principal and to any co-agent, successor agent, monitor if one has been named to this document, or the principal’s guardian if one has been appointed.  If there is anything about this document or your responsibilities that you do not understand, you should seek legal advice.

Liability of agent:  The meaning of the authority given to you is defined in New York’s General Obligations Law, Article 5, Title 15.  If it is found that you have violated the law or acted outside the authority granted to you in the Power of Attorney, you may be liable under the law for your violation.

We, Delson R. Campbell, Kelly D. Clevenger, Christine S. Frederick, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber, have read the foregoing Power of Attorney.  We are the person(s) identified therein as agent(s) for the principal named therein.  We acknowledge our legal responsibilities.

/s/ Delson R. Campbell
Delson R. Campbell

/s/ Kelly D. Clevenger
Kelly D. Clevenger

/s/ Christine S. Frederick
Christine S. Frederick

/s/ Brian A. Kroll
Brian A. Kroll

/s/ John L. Reizian
John L. Reizian

/s/ Lawrence A. Samplatsky
Lawrence A. Samplatsky

/s/ John D. Weber
John D. Weber

Version: February 2010